Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 15, 2021 CNY (¥) Seat	Jan. 15, 2021 USD ($) Seat	May 31, 2020 USD ($)	Jul. 31, 2018 CNY (¥)
Summary Of Investment Holdings [Line Items]
Impairment charges recognized on equity investments without readily determinable fair values	¥ 168,079	$ 26,375	¥ 73,199	¥ 169,374
Equity method investments	¥ 580,776		¥ 510,426		$ 91,136
Beijing Xin'ai Sports Media Technology co., LTD
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	23.00%		24.00%		23.00%				32.00%
Equity method investments | ¥									¥ 796,000
Basis differences and investment goodwill | ¥									¥ 609,502
Strawbear
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	14.01%				14.01%	14.68%	14.68%	19.57%
Equity method investments						¥ 443,670	$ 69,622
Basis differences and investment goodwill						¥ 225,336	$ 35,360
Equity method investment, total cash consideration | $								$ 55,139
Number of board seats held | Seat						2	2
Number of board seats | Seat						9	9
Equity method investments, fair value	¥ 475,895				$ 74,678